Short-Term Debts (Tables)	12 Months Ended
Sep. 30, 2023
Short-Term Debts [Abstract]
Schedule of Short-Term Debts	Short-term debts consist of the following:
Bank	Annual Interest Rate	Maturity		As of September 30, 2023	As of September 30, 2022
				USD	USD
Gunma Bank	1.50%	27/06/2022	25/06/2023	—	103,649
				—	103,649